Income and Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Income and Expenses	Income and Expenses7.1 General Expenses
Cost of Sales
Our cost of sales increased by €100.5 million, or 19%, from €541.3 million during the year ended December 31,
2024 to €641.8 million during the year ended December 31, 2025. This increase was mainly driven by higher
COVID-19 vaccine sales in our commercialization territory, which included the share of gross profit we owe our collaboration partner Pfizer, higher expenses from inventory scrapping and write-downs to net realizable value and impairments on property, plant and equipment from the analysis on CGU External Product Sales JPT of
€30.5 million. Expenses arising from inventory write-downs to net realizable value amounted to €162.8 million during the year ended December 31, 2025 compared to €125.8 million for year ended December 31, 2024
(€94.5 million for year ended December 31, 2023). In addition, our cost of sales during the fiscal year 2024 have been impacted by multiple positive extraordinary effects, including from inventory valuation effects.
Comparing the years ended December 31, 2024 and 2023, our cost of sales decreased by €58.5 million, or 10%, from €599.8 million to €541.3 million. This change is mainly due to recognizing lower cost of sales from our decreased COVID-19 vaccine sales, which included the share of gross profit we owe our collaboration partner
Pfizer based on our sales.
Research and Development Expenses
Our research and development expenses decreased by €149.3 million, or 7%, from €2,254.2 million during the year ended December 31, 2024 to €2,104.9 million during the year ended December 31, 2025. This development was mainly driven by cost savings resulting from active portfolio management and positive effects resulting from our cost share with our collaboration partner BMS, partly offset by the acceleration of late-stage trials for our immuno-oncology, or IO, and antibody-drug conjugate, or ADC, programs and by an impairment of
Trastuzumab Pamirtecan (BNT323/DB-1303) of €85.4 million (see Note 10).
Comparing the years ended December 31, 2024 and 2023, our research and development expenses increased by €471.1 million, or 26%, from €1,783.1 million to €2,254.2 million, mainly driven by advancing key pipeline candidates, such as our ADC and IO programs and from higher personnel expenses resulting from an increase in headcount.
Sales and Marketing Expenses
Our sales and marketing expenses increased by €42.1 million, or 62%, from €67.9 million during the year ended
December 31, 2024 to €110.0 million during the year ended December 31, 2025, mainly due to our ongoing commercial build-up.
Comparing the years ended December 31, 2024 and 2023, our sales and marketing expenses increased by €5.2 million, or 8%, from €62.7 million to €67.9 million, mainly due to increased expenses for setup and enhancement of commercial IT platforms and an increase in personnel expenses resulting from an increase in headcount.
General and Administrative Expenses
Our general and administrative expenses decreased by €16.7 million, or 3%, from €531.1 million during the year ended December 31, 2024 to €514.4 million during the year ended December 31, 2025. The decrease was primarily driven by a reduction in external services and our continued cost discipline.
Comparing the years ended December 31, 2024 and 2023, our general and administrative expenses increased by €36.1 million, or 7%, from €495.0 million to €531.1 million, mainly influenced by increased expenses for IT services as well as by an increase in personnel expenses resulting from an increase in headcount.
7.2 Other Operating Result

	Years ended December 31,

(in millions €)	2025	2024	2023
Other operating income	184.6	140.6	105.0
Gain on derivative instruments at fair value through profit or loss	65.1	—	67.6
Government and similar grants	63.0	31.5	2.2
Bargain purchase	15.0	—	—
Foreign exchange differences, net	—	84.9	—
Other	41.5	24.2	35.2
Other operating expenses	(1,088.3)	(811.5)	(293.0)
Contractual disputes / settlements	(789.5)	(657.4)	—
Pipeline prioritization costs	(148.3)	—	—
External legal advice services	(73.8)	(113.7)	(29.4)
Loss on derivative instruments at fair value through profit or loss	—	(32.4)	—
Foreign exchange differences, net	(48.9)	—	(252.0)
Impairment losses and reversals of impairment losses on financial assets (operating result), net	(5.9)	—	(0.8)
Other	(21.9)	(8.0)	(10.8)
Total other operating result	(903.7)	(670.9)	(188.0)
Our total other operating result decreased by €232.8 million, or 35%, from a negative operating result of €670.9 million during the year ended December 31, 2024 to a negative operating result of €903.7 million during the year ended December 31, 2025. Our expenses in connection with our pipeline prioritization included impairments of
€71.6 million and employee-related costs of €57.0 million. The impairments comprise €57.8 million on property, plant and equipment (see Note 11) and €13.8 million on right-of-use assets (see Note 20), all located outside of
Europe. For more information regarding the nature of the government and similar grants, please see Note 19.
As for 2024 and 2023, our total other operating result decreased by €482.9 million, or 257%, from a negative operating result of €188.0 million during the year ended December 31, 2023 to a negative operating result of
€670.9 million during the year ended December 31, 2024. The change was mainly due to the settlement of contractual disputes and related expenses to such disputes and other litigations7.3 Finance Result

	Years ended December 31,

(in millions €)	2025	2024	2023
Total finance income	423.9	664.0	519.6
Interest income from effective interest method	262.6	437.6	330.9
Other gains	161.3	210.9	188.7
Gains from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	158.2	210.9	162.0
Other gains from financial assets subsequently measured at amortized cost	3.1	—	26.7
Foreign exchange differences, net	—	15.5	—
Total finance expenses	(69.8)	(27.4)	(23.9)
Foreign exchange differences, net	(48.4)	—	(15.9)
Interest expenses from effective interest method and other interest expenses	(14.2)	(16.9)	(7.5)
Other losses	(7.2)	(10.5)	(0.5)
Impairment losses on financial assets	(0.5)	(4.2)	—
Losses from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	(5.2)	(6.0)	(0.5)
Fee expense from financial assets and financial liabilities that are not subsequently measured at fair value through profit or loss	(1.5)	(0.3)	—
Total finance result	354.1	636.6	495.7
Our finance result during the years ended December 31, 2025, 2024 and 2023 was mainly derived from returns, such as interest, resulting from our financial investments as well as fair value adjustments of our money market funds. Our total finance result decreased by €282.5 million, or 44%, from a positive finance result of €636.6 million during the year ended December 31, 2024 to a positive finance result of €354.1 million during the year ended December 31, 2025. This change was mainly due to lower interest income and negative impacts from foreign exchange differences, primarily derived from our security investments disclosed as cash equivalents and bank accounts held in foreign currency.
Our total finance result increased by €140.9 million, or 28%, from a positive finance result of €495.7 million during the December 31, 2023 to a positive finance result of €636.6 million during the year ended December 31,
2024. This change was mainly due to higher interest income and positive foreign exchange differences, primarily derived from our security investments disclosed as cash equivalents and bank cash accounts held in foreign currency.
7.4 Employee Benefits Expense

	Years ended December 31,

(in millions €)	2025	2024	2023
Wages and salaries	915.0	814.0	617.8
Social security costs	110.0	113.7	76.7
Pension costs	4.7	3.5	4.1
Total	1,029.7	931.2	698.6
Wages and salaries include, among other things, expenses for share-based and severance payments. The increase between the year ended December 31, 2024 and 2025 primarily reflects the inclusion of the workforce from the acquisition of Biotheus in 2025 (see Note 5), increased base salaries and severance payments related to our ongoing transformation.
Comparing the years ended December 31, 2024 and 2023, the development is mainly due to changes in headcount between the respective years